As filed with the Securities and Exchange Commission on June 27, 2001


                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 28


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 29


                                  MONARCH FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                                 100 Pine Street
                                   Suite 3200
                             San Francisco, CA 94111

--------------------------------------------------------------------------------

It is proposed that this filing become effective:


         immediately upon filing pursuant to Rule 485, paragraph (b) on ________________ pursuant to Rule 485, paragraph (b)
         60 days  after filing pursuant to Rule 485, paragraph (a)(1)
X        on June 27, 2001 pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485, paragraph (a)(2) on ________________ pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Preferred Shares of Cash Fund, Treasury Cash Fund and Government Cash Fund. Each Fund is structured as a master-feeder fund. This amendment is also executed by Core Trust (Delaware).

MONARCH FUNDS






                                               PROSPECTUS


                                               June 28, 2001










                                                  PREFERRED SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE
HIGH CURRENT INCOME TO THE                        TREASURY CASH FUND
EXTENT CONSISTENT WITH THE                        GOVERNMENT CASH FUND
PRESERVATION OF CAPITAL AND                       CASH FUND
THE MAINTENANCE OF LIQUIDITY.




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                                TABLE OF CONTENTS

Summary..............................2   Your Account..........................6
Performance..........................4   Other Information....................10
Fee Tables...........................5   Financial Highlights.................11
Management...........................5   For More Information.................12

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.


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MONARCH FUNDS
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SUMMARY

DEFINITIONS

[Margin callout:MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Preferred Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares are designed for institutional investors and have a $10,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests in a diversified  portfolio of Money Market  Securities and:

     o    Seeks to maintain a stable net asset value of $1.00 per share
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies. Each Portfolio in which a Fund invests and its primary investments are:

       FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Treasury Cash Fund/              Substantially all assets in Treasury Securities
Treasury Cash Portfolio          and  Repurchase Agreements  backed  by Treasury
                                 Securities
Government Cash Fund/            Substantially   all   assets   in    Government
Government Cash Portfolio        Securities and Repurchase  Agreements backed by
                                 Government Securities
Cash Fund/                       A broad spectrum of Money Market Securities
Cash Portfolio                   including:

                                 o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
                                 o Securities issued by domestic companies, such as commercial paper
                                 o  Government Securities
                                 o  Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
o    Revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of a Portfolio
o    The security subsequently fails to meet the Adviser's investment criteria
o    Funds are needed for another purpose

                                                                   MONARCH FUNDS
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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of investing in each Portfolio and Fund are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

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PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. Because Preferred Shares have operated less than a year, the information provided below is for Treasury Cash Fund's Institutional Shares, and Government Cash Fund's and Cash Fund's Universal Shares, which are not offered in this prospectus. The returns for Preferred Shares are expected to be different from those of the other class shown because of the different expenses of Preferred Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following chart shows the annual total returns for each full calendar year that the share classes have operated.


YEAR ENDED 12/31                    1993  1994  1995 1996  1997 1998  1999  2000


TREASURY CASH FUND
Institutional Shares

Best Quarter:           1.53% (quarter ended 9/30/00)

Worst Quarter:          1.67% (quarter ended 3/31/94)


[EDGAR Representation of Bar Chart:
1993
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.91%]


GOVERNMENT CASH FUND
Universal Shares


Best Quarter:           1.63% (quarter ended 9/30/00)

Worst Quarter:          0.78% (quarter ended 3/31/94)

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%]


CASH FUND
Universal Shares


Best Quarter:           1.65% (quarter ended 9/30/00)

Worst Quarter:          0.79% (quarter ended 3/31/94)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%]


The following table lists the average annual total return of each share class as of December 31, 2000.

                        ONE YEAR   FIVE YEARS   SINCE INCEPTION   INCEPTION DATE
TREASURY CASH FUND        5.91%       5.10%          4.82%            7/12/93
GOVERNMENT CASH FUND      6.35%       5.58%          5.13%           10/29/92
CASH FUND                 6.41%       5.61%          5.19%            12/1/92

                                                                   MONARCH FUNDS
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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of a Fund. Expenses are estimated for the fiscal year ending August 31, 2001. Expenses are stated as a percentage of average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

                                                            TREASURY               GOVERNMENT                 CASH
                                                           CASH FUND               CASH FUND                  FUND
Management Fees(2)                                           0.13%                   0.13%                   0.13%
Distribution (Rule 12b-1) Fees                                None                    None                    None
Other Expenses                                               0.20%                   0.06%                   0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES                         0.33%                   0.19%                   0.18%
Fee Waiver and Expense Reimbursement                         0.18%                   0.07%                   0.06%
NET EXPENSES(3)                                              0.15%                   0.12%                   0.12%
(1)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(2)  Includes all investment advisory and administration fees.
(3)  Certain service providers have  contractually  agreed to waive a portion of their fees and reimburse certain expenses through December 31, 2001.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
TREASURY CASH FUND                                  $15                 $106               $185                $418
GOVERNMENT CASH FUND                                $12                 $61                $107                $243
CASH FUND                                           $12                 $58                $101                $230

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and two taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

MONARCH FUNDS
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OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of March 31, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $98 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for all of its expenses. Expenses of Preferred Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Trust for an account application or for further information regarding the Funds.

      WRITE TO US AT:                 ACH OR WIRE INVESTMENTS TO:
           Monarch Funds                   Imperial Bank
           P.O. Box 446                    ABA #122201444
           Portland, Maine 04112           FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 09075-933
      TELEPHONE US TOLL-FREE AT:               (Name of Fund) - Preferred Shares
           (800) 754-8757                      (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

     ORDER MUST BE RECEIVED BY:                  PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific time                      1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.


6
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MONARCH FUNDS
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TRANSACTIONS  THROUGH  THIRD  PARTIES  If  you  invest  through  your  financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain share-holder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

     CHECKS Checks must be made payable on their face to "Monarch Funds." No other method of check payment is acceptable.

     AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

     WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

ACCOUNT REQUIREMENTS

ACCOUNT REQUIREMENTS

                    TYPE OF ACCOUNT                                             REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS         o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole      sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                          o  Submit a Corporate/Organization Resolution form or
                                                              similar document
TRUSTS                                                     o  The trust must be established before an account can be
                                                              opened
                                                           o  Provide a certified trust document, or the pages from
                                                              the trust document, that identify the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                               HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
o  Call or write us for an account application (and a       o  Fill out an investment slip from a confirmation
   Corporate/Organization Resolution form, if applicable)      or write us a letter
o  Complete the application (and resolution form)           o  Write your account number on your check
o  Mail us your application (and resolution form) and a     o  Mail us the slip (or your letter) and the check
   check
BY WIRE                                                     BY WIRE
o  Call or write us for an account application (and a       o  Call to notify us of your incoming wire
   Corporate/Organization Resolution form, if applicable)   o  Instruct your bank to wire your money to us
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and resolution
   form) and we will assign you an account number
o  Mail us your original application (and resolution form)
o  Instruct your bank to wire your money to us
BY ACH PAYMENT
o  Call or write us for an account application (and a
   Corporate/Organization Resolution form, if applicable)
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and resolution
   form) and we will assign you an account number
o  Mail us your original application (and resolution
   form)
o  We can electronically debit the purchase amout from
   your account at a designed institution.


                                                                               7
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MONARCH FUNDS
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LIMITATIONS  ON  PURCHASES  A Fund  reserves  the right to refuse  any  purchase request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Preferred Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds.
o  Obtain a signature guarantee (if required).
o  Obtain other documentation (if required).
o  Mail us your request and documentation.
BY WIRE
o  Wire redemptions are only available  if your redemption is for $5,000 or more
   and  you  did  not  decline  wire   redemption  privileges  on  your  account
   application.
o  Call  us  with  your  request  (unless  you  declined   telephone  redemption
   privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail").
BY TELEPHONE
o  Call  us  with  your  request  (unless  you  declined  telephone   redemption
   privileges on your account application).
o  Provide the following information:
   o  Your account  number
   o  Exact  name(s) in which the account is registered
   o  Additional form of identification.
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

o    Written requests to redeem $100,000 or more
o    Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may  exchange  Preferred  Shares of a Fund for  Preferred  Shares of another
Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange).
o Open a new account and complete an account application if you are requesting different shareholder privileges.
o  Obtain a signature guarantee, if required.
o  Mail us your request and documentation.
BY TELEPHONE
o  Call  us  with   your  request  (unless  you  declined  telephone  redemption privileges on your  account  application).
o  Provide the following information:
   o  Your account  number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification.


                                                                               9
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MONARCH FUNDS
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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Preferred Shares, each Fund offers Institutional Shares, Investor Shares, Service Shares and Universal Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor by contacting the Transfer Agent. Institutional Shares and Universal Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts, Investor Shares are sold to retail investors and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


10
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FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Preferred Shares of each Fund. Data for Treasury Cash Fund's Institutional Shares and Universal Shares, and Government Cash Fund's and Cash Fund's
Universal Shares are included in the table, as Preferred Shares had not commenced operations as of February 28, 2001. Total return in the table represents the rate an investor would have earned on an investment in Treasury Cash Fund's Institutional Shares or Universal Shares, or Government Cash Fund's or Cash Fund's Universal Shares (assuming the reinvestment of all distributions). The total return of Preferred Shares would have been different from that of Institutional Shares or Universal Shares because of the different expenses of Preferred Shares. The information in the table has been audited by KPMG LLP, except with respect to the period ended February 28, 2001. Each Fund's financial statements are included in the Semi-Annual Report dated February 28, 2001, which is available upon request, without charge.


As of February 28, 2001, the net assets of Treasury Cash Portfolio were $469,912,000, of Government Cash Portfolio were $658,266,000 and of Cash Portfolio were $1,884,697,000.

                              SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                   Net                 Ratios to
                                                                                Assets at         Average Net Assets
                        Beginning              Distribution  Ending               End of   ----------------------------------
                        Net Asset      Net      From Net    Net Asset            Period                  Net
                        Value Per  Investment  Investment   Value per  Total    (000's        Net     Investment    Gross
Year Ended August 31      Share      Income      Income       Share    Return    Omitted)   Expenses    Income    Expenses(a)
(except as noted)
TREASURY CASH FUND
     UNIVERSAL SHARES
     Six months ended
     February 28, 2001(b)  $1.00      $0.03      $(0.03)    $1.00       3.11%   $     100     0.20%      6.43%        0.57%
         2000(c)            1.00       0.04       (0.04)     1.00       4.02%       5,976     0.20%      5.86%        0.38%

     INSTITUTIONAL SHARES
     Six months ended
     February 28, 2001(b)   1.00       0.03       (0.03)     1.00       2.92%      56,160     0.45%      5.93%        0.62%
         2000               1.00       0.05       (0.05)     1.00       5.47%      30,480     0.45%      5.30%        0.62%
         1999               1.00       0.04       (0.04)     1.00       4.50%      55,134     0.45%      4.43%        0.62%
         1998               1.00       0.05       (0.05)     1.00       5.11%      91,122     0.45%      5.00%        0.67%
         1997               1.00       0.05       (0.05)     1.00       4.98%      40,830     0.45%      4.89%        0.66%
         1996               1.00       0.05       (0.05)     1.00       5.15%      79,259     0.45%      5.01%        0.69%

GOVERNMENT CASH FUND
     UNIVERSAL SHARES
     Six months ended
     February 28, 2001(b)   1.00       0.03       (0.03)     1.00       3.13%     217,795     0.20%      6.28%        0.23%
         2000               1.00       0.06       (0.06)     1.00       5.94%     225,697     0.20%      5.73%        0.24%
         1999               1.00       0.05       (0.05)     1.00       5.00%     277,548     0.18%      4.88%        0.25%
         1998               1.00       0.05       (0.05)     1.00       5.63%     253,644     0.18%      5.48%        0.26%
         1997               1.00       0.05       (0.05)     1.00       5.49%     230,410     0.17%      5.35%        0.26%
         1996               1.00       0.05       (0.05)     1.00       5.59%     248,986     0.19%      5.43%        0.28%
CASH FUND
     UNIVERSAL SHARES
     Six months ended
     February 28, 2001(b)   1.00       0.03       (0.03)     1.00       3.17%      45,956     0.20%      6.51%        0.23%
         2000               1.00       0.06       (0.06)     1.00       6.04%      70,451     0.20%      5.84%        0.23%
         1999               1.00       0.05       (0.05)     1.00       5.09%      98,705     0.18%      4.99%        0.25%
         1998               1.00       0.06       (0.06)     1.00       5.65%      91,671     0.18%      5.48%        0.29%
         1997               1.00       0.05       (0.05)     1.00       5.43%      18,453     0.23%      5.32%        0.47%
         1996               1.00       0.05       (0.05)     1.00       5.53%       3,272     0.27%      5.48%        0.43%


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b)  All ratios for periods less than a year are annualized.
(c)  Commenced operations December 30, 1999.

                              FOR MORE INFORMATION                                          MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                     PREFERRED SHARES
      Additional information about the Funds' investments will be available
      in the Funds' annual and semi-annual reports to shareholders. In the                    TREASURY
         Funds' annual report, you will find a discussion of the market                       CASH FUND
      conditions and investment strategies that significantly affected the
                 Funds' performance during its last fiscal year.                             GOVERNMENT
                                                                                              CASH FUND

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                CASH FUND
           The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.


                              CONTACTING THE FUNDS
      You can get free copies of the Funds' annual/semi-annual reports and the SAI, request other information and discuss your
               questions about the Fund by contacting the Fund at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (207) 879-0001
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission
     ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

                Free copies of the reports and SAI are available
                     from the SEC's Web site at www.sec.gov.






                                                                                            Monarch Funds
                                                                                         Two Portland Square
                                                                                        Portland, Maine 04101
                    Investment Company Act File No. 811-6742                               (800) 754-8757

MONARCH FUNDS
--------------------------------------------------------------------------------

                                        STATEMENT OF ADDITIONAL INFORMATION


                                        June 28, 2001











FUND INFORMATION:                       TREASURY CASH FUND
                                        GOVERNMENT CASH FUND
Monarch Funds                           CASH FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757





This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 5, 2001, as may be amended from time to time, offering Institutional Shares, Investor Shares, Service Shares and Universal Shares, and dated June 28, 2001 offering Preferred Shares, of Treasury Cash Fund, Government Cash Fund and Cash Fund. This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders, is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

                                                                   MONARCH FUNDS
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TABLE OF CONTENTS

Glossary.......................................................................2

Core and Gateway(R)Structure...................................................3

Investment Policies and Risks..................................................3

Investment Limitations.........................................................8

Investments by Financial Institutions..........................................9

Performance Data and Advertising..............................................10

Management....................................................................13


Portfolio Transactions........................................................21

Purchase and Redemption Information...........................................22

Taxation......................................................................25

Other Matters.................................................................27


Appendix A - Description of Securities Ratings...............................A-1

Appendix B - Performance Data................................................B-1

Appendix C - Miscellaneous Tables............................................C-1


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MONARCH FUNDS
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GLOSSARY


"Adviser" means Forum Investment Advisors, LLC.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"Custodian" means the custodian of each Fund's assets.

"FAcS" means Forum Accounting Services, LLC, fund accountant of each Fund.

"FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

"FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

"FSS"means   Forum   Shareholder   Services,   LLC,  the   transfer   agent  and
distribution-disbursing agent of each Fund.

"Fund" means each of Treasury Cash Fund, Government Cash Fund and Cash Fund, series of the Trust.

"Fitch" means Fitch IBCA, Inc.

"Government Securities" means securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (see Prospectuses).

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share (see Prospectuses).

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, series of Core Trust.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P"means  Standard  &  Poor's  Corporation,  a  Division  of the  McGraw  Hill
Companies.

"Treasury Securities" means securities issued or guaranteed by the U.S. Treasury (see Prospectuses).

"Trust" means Monarch Funds.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.


2
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                                                                   MONARCH FUNDS
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CORE AND GATEWAY(R) STRUCTURE

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Under this structure, each Fund invests substantially all of its assets in a separate Portfolio of Core Trust, another open-end, management investment company which has the same objectives and substantially similar investment policies as the investing Fund, as follows:

             Treasury Cash Fund           Treasury Cash Portfolio
             Government Cash Fund         Government Cash Portfolio
             Cash Fund                    Cash Portfolio

                   CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

                             ADDITIONAL INFORMATION

Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 800-754-8757.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks. Unless otherwise indicated below, the discussion of the investment policies of a Portfolio also refers to the investment policies of a Fund that invests therein.

                                  SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Portfolio normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Core Trust Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. Core Trust has also established procedures to ensure that portfolio securities meet a Portfolio's high quality criteria.

Pursuant to Rule 2a-7, the Core Trust Board and the Board have established procedures to stabilize a Portfolio's and a Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Portfolio's or Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the respective board of trustees of a Portfolio and a Fund will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.

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                          SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute securities with comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

                             FIXED INCOME SECURITIES

VARIABLE AND FLOATING RATE SECURITIES

Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.

Cash Portfolio may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET BACKED SECURITIES

Each Portfolio may purchase adjustable rate mortgage or other asset backed securities (such as Small Business Association securities) that are Government Securities. Treasury Cash Portfolio may only purchase mortgage or asset backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of asset backed securities.


4
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                                                                   MONARCH FUNDS
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ADJUSTABLE RATE MORTGAGE BACKED SECURITIES

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES

Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS

Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

Each Portfolio is currently prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

                    GENERAL RISKS OF FIXED INCOME SECURITIES

INTEREST RATE RISK

Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK

A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.


                                                                               5
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ASSET BACKED SECURITIES

The value of asset backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize asset backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Portfolio may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Portfolio's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset backed security will influence the yield of that security and a Portfolio's yield. To the extent that a Portfolio purchases asset backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

                              REPURCHASE AGREEMENTS

GENERAL

Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Portfolio will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

                                    BORROWING

GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of its total assets.

RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have


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to sell  portfolio  securities to meet interest or principle  payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Portfolio maintains a segregated account.

                             WHEN-ISSUED SECURITIES

GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed-delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

                               ILLIQUID SECURITIES

GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.


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INVESTMENT LIMITATIONS

Each Fund has adopted the same investment limitations as the Portfolio in which it invests. The investment objective of a Portfolio and Fund is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Portfolio or Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund (or interests of a Portfolio); or (2) 67% of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders (or interestholders in the case of a Portfolio) meeting at which the holders of more than 50% of the outstanding shares of the Fund (or interests of a Portfolio) are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder consent, and the Core Trust Board may change a nonfundamental policy of a Portfolio without interestholder consent.

For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

                             FUNDAMENTAL LIMITATIONS

Each Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.


COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.


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SENIOR  SECURITIES  Issue senior  securities  except as  appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional classes that the Core Trust Board may establish.


LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

                           NONFUNDAMENTAL LIMITATIONS

Each Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENTS BY FINANCIAL INSTITUTIONS

     INVESTMENTS BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including by disposing of Portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a


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Portfolio may be assigned to the 100%  risk-weight  category if it is determined that the Portfolio engages in activities that appear to be speculative in nature
or  has  any  other   characteristics   that  are  inconsistent   with  a  lower
risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio interests will be evaluated by bank examiners.

Before acquiring Government Cash Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Government Cash Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Government Cash Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Government Cash Portfolio will make available to Government Cash Fund's investors information relating to the size and composition of its portfolio.

              INVESTMENTS BY SHAREHOLDERS THAT ARE CREDIT UNIONS - GOVERNMENT CASH PORTFOLIO AND TREASURY CASH PORTFOLIO

Government Cash Portfolio and Treasury Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by a Portfolio may be mortgage or asset backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS"); (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. Each Portfolio may also invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

Effective March 16, 2001, Government Cash Portfolio will no longer limit its investments to those legally permissible for Federally chartered credit unions.

            INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS
                           - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to those that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

PERFORMANCE DATA AND ADVERTISING

                                PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:


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     o    Data published by independent  evaluators such as  Morningstar,  Inc.,
          Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.

SEC YIELD

Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by: (1) dividing the net change in the value of a Fund during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN CALCULATIONS

A Fund's or class' total return shows its overall change in value, assuming that all of the Fund's or class' distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund or class: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to the actual year to year performance of a Fund or class.


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Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P    =  a hypothetical initial payment of $1,000
                  T    =  average annual total return
                  n    =  number of years
                  ERV  =  ending redeemable value:  ERV is the value, at the end of  the applicable  period, of  a hypothetical  $1,000
                          payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's or class' return, shareholders should recognize that they are not the same as actual year-to-year results.

OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT   =  period total return
                  The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar. (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively.); (5) biographical descriptions of a Portfolio's portfolio manager and the portfolio management staff of the Adviser, summaries of the views of the portfolio manager with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and (9) a comparison of a Fund's or class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund or class may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.


12
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                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT

                       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund.



NAME, DATE OF                        POSITION          PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST    PAST 5 YEARS
 .................................... ................. .....................................................................
John Y. Keffer*                      Chairman and      Member and Director, Forum Financial Group, LLC (a mutual fund
  Born:  July 15, 1942               President         services holding company)
  Two Portland Square                                  Director, Forum Fund Services, LLC (Trust's underwriter)
  Portland, ME 04101                                   Officer of six other investment companies for which Forum Financial
                                                       Group, LLC provides services
 .................................... ................. .....................................................................
Maurice J. DeWald                    Trustee           Chairman and CEO, Verity Financial Group (financial advisory firm)
  Born:  March 20, 1940                                Director, Tenet Healthcare Corporation
  19200 Von Karman Avenue                              Director, Dai-Ichi Kangyo Bank
  Suite 400                                            Director, ARV Assisted Living, Inc., since November 1995
  Irvine, CA 92612                                     Director, Advanced Materials Group, Inc. since January 1998
 .................................... ................. .....................................................................
Rudolph I. Estrada                   Trustee           President and Chief Executive Officer of Summit Group (banking and
  Born:  February 28, 1948                             business consulting company)
  625 Fair Oaks Ave., Suite 101                        Professor (Adjunct), Finance and Management, California State
  S. Pasadena, CA 91030                                University
                                                       Director, Pacific Crest Bank
                                                       Director, Tel Star Communication Systems since June 1998
                                                       Director, Univboz since March 2000 (telecommunications company)
                                                       Director, e-viva.com since March 2000 (technology company)
                                                       Board Member, womeninc.org since August 2000 (non-profit
                                                       organization)
 .................................... ................. .....................................................................
Christine M. McCarthy                Trustee           Senior Vice President and Treasurer, The Walt Disney Company since
  Born:  June 24, 1955                                 January 2000
  500 S. Buena Vista Street                            Executive Vice President and CFO, Imperial Bank/Imperial Bancorp
  Burbank, CA 91521-0964                               April 1997 to December 1999
                                                       Executive Vice President, First Interstate Bancorp prior to April
                                                       1997
 .................................... ................. .....................................................................
Robert M. Franko                     Trustee           President, Generations Trust Bank, N.A. since August 1999
  Born:  1947                                          President, Imperial Financial Group, Inc. from February 1997 to
  111 West Ocean Boulevard                             August 1999
  23rd Floor                                           Chairman, Imperial Trust Company from March 1995 to August 1999
  P.O. Box 1070                                        President, Imperial Trust Company from February 1997 to September
   Long Beach, CA  90802                               1998
                                                       Executive Vice President and CFO of Imperial Bank/Imperial Bancorp
                                                       from February 1995 to April 1997
 .................................... ................. .....................................................................
Jack J. Singer*                      Trustee           Senior Vice President and Treasurer, Imperial Bank
  Born:  May 24, 1944                                  President, Imperial Securities Corp.
  9920 S. LaCienega Boulevard                          Chairman and President, Imperial Asset Management since November 1997
  Inglewood, CA 90301
 .................................... ................. .....................................................................
David I. Goldstein                   Vice President    Director, Forum Administrative Services, LLC and
  Born:  August 3, 1961                                Secretary, Forum Financial Group, LLC
  Two Portland Square
                                                       Managing Director and General Counsel, Forum Financial Group, LLC
  Portland, ME 04101                                   1991 to 2000
 .................................... ................. .....................................................................

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--------------------------------------------------------------------------------

 .................................... ................. .....................................................................
NAME, DATE OF                        POSITION          PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST    PAST 5 YEARS
 .................................... ................. .....................................................................
Anthony R. Fischer, Jr.              Vice President    Portfolio Manager, Forum Investment Advisors, LLC since 1998
  Born:  April 15, 1948                                President, Linden Asset Management, Inc. prior to 1998
  Two Portland Square
  Portland, ME 04101
 .................................... ................. .....................................................................
Ronald H. Hirsch                     Treasurer         Managing Director, Operations/Finance and Operations/Sales, Forum
  Born:  October 14, 1943                              Financial Group, LLC since 1999
  Two Portland Square                                  Member of the Board, Citibank Germany 1991-1998
  Portland, ME 04101                                   Officer of six other investment companies for which Forum Financial
                                                       Group, LLC provides services
 .................................... ................. .....................................................................
Beth P. Hanson                       Vice President    Senior Manager , U.S. Business Development/Client Service, Forum
  Born:  July 15, 1966               and Assistant     Financial Group, LLC
  Two Portland Square                Secretary
  Portland, ME 04101
 .................................... ................. .....................................................................
Leslie K. Klenk                      Secretary         Counsel, Forum Financial Group, LLC since 1998
  Born: August 24, 1964                                Associate General Counsel,  Smith Barney Inc.  (brokerage firm) from
  Two Portland Square                                  1993 to 1998
  Portland, ME 04101                                   Officer of two other investment companies for which Forum Financial
                                                       Group, LLC provides services

COMPENSATION OF TRUSTEES AND OFFICERS

Effective July 20, 2000, each Trustee of the Trust is paid a quarterly retainer of $3,000 for his service to the Trust. In addition, each Trustee is paid a fee of $1,000 for each Board meeting attended (whether in person or by electronic communications) and $500 for each Nominating or Audit Committee meeting attended (whether in person or by electronic communication) that is held on a day when a Board meeting is not scheduled. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending meetings of the Board. Messrs. Keffer and Singer have not in the past accepted any fees (other than reimbursement for travel and related expenses) for their services as Trustees.

The following table sets forth the fees paid to each Trustee by the Trust and the Fund Complex for the fiscal year ended August 31, 2000.

                                                        COMPENSATION                        TOTAL COMPENSATION FROM
TRUSTEE                                                  FROM TRUST                         TRUST AND FUND COMPLEX
 .......................................... ........................................ ........................................
Maurice J. DeWald                                          $13,500                                  $13,500
 .......................................... ........................................ ........................................
Rudolph I. Estrada                                         $13,500                                  $13,500
 .......................................... ........................................ ........................................
Robert M. Franko                                           $ 7,000                                  $ 7,000
 .......................................... ........................................ ........................................
Christine M. McCarthy                                      $ 7,500                                  $ 7,500


                       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.


NAME, DATE OF                        POSITION             PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST       PAST 5 YEARS
 .................................... .................... .................................................................
John Y. Keffer*                      Chairman and         Member and Director, Forum Financial Group, LLC (a mutual fund
  Born:  July 15, 1942               President            services holding company)
  Two Portland Square                                     Director, Forum Fund Services, LLC (Trust's underwriter)
  Portland, ME 04101                                      Officer of six other investment companies for which Forum
                                                          Financial Group, LLC provides services
 .................................... .................... .................................................................

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NAME, DATE OF                        POSITION             PRINCIPAL OCCUPATION(S) DURING
BIRTH AND ADDRESS                    WITH THE TRUST       PAST 5 YEARS
 .................................... .................... .................................................................
Costas Azariadis                     Trustee              Professor of Economics, University of California - Los Angeles
  Born:  February 15, 1943                                Visiting Professor of Economics, Athens University of Economics
  Department of Economics                                 and Business 1998 - 1999
  University of California                                Trustee of one other investment company for which Forum
Los Angeles, CA 90024                                     Financial Group, LLC provides services
 .................................... .................... .................................................................
James C. Cheng                       Trustee              President, Technology Marketing Associates
  Born:  July 26, 1942                                    (marketing company for small and medium sized businesses in New
  27 Temple Street                                        England)
  Belmont, MA 02718                                       Trustee of one other investment company for which Forum
                                                          Financial Group, LLC provides services
 .................................... .................... .................................................................
J. Michael Parish                    Trustee              Partner, Thelen Reid & Priest LLP (law firm) since 1995
  Born:  November 9, 1943                                 Trustee of one other investment company for which Forum
  40 West 57th Street                                     Financial Group, LLC provides services
  New York, NY 10019
 .................................... .................... .................................................................
David I. Goldstein                   Vice President       Director, Forum Administrative Services, LLC and
  Born:  August 3, 1961                                   Secretary, Forum Financial Group, LLC
  Two Portland Square                                     Managing Director and General Counsel, Forum Financial Group,
  Portland, ME 04101                                      LLC 1991 to 2000
 .................................... .................... .................................................................
Anthony R. Fischer, Jr.              Vice President       Portfolio Manager, Forum Investment Advisors, LLC since 1998
  Born:  April 15, 1948                                   President, Linden Asset Management, Inc. prior to 1998
  Two Portland Square
    Portland, ME 04101
 .................................... .................... .................................................................
Ronald H. Hirsch                     Treasurer            Managing Director, Operations/Finance and Operations/Sales,
  Born:  October 14, 1943                                 Forum Financial Group, LLC since 1999
  Two Portland Square                                     Member of the Board, Citibank Germany 1991-1998
  Portland, ME 04101                                      Officer of six other investment companies for which Forum
                                                          Financial Group, LLC provides services
 .................................... .................... .................................................................
Leslie K. Klenk                      Secretary            Counsel, Forum Financial Group, LLC since 1998
  Born: August 24, 1964                                   Associate  General Counsel,  Smith Barney Inc.  (brokerage firm)
  Two Portland Square                                     from 1993 to 1998
  Portland, ME 04101                                      Officer of two other investment companies for which Forum
                                                          Financial Group, LLC provides services
 .................................... .................... .................................................................

                               INVESTMENT ADVISER
SERVICES

Forum Investment Advisors, LLC serves as the Adviser to each Portfolio pursuant to an investment advisory agreement with Core Trust. Under its agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Portfolio since its inception. Mr. Fischer has over 25 years of experience in the money market industry.

FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets.

Table 1 in Appendix C shows for the past three fiscal years the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio.

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--------------------------------------------------------------------------------

OTHER

The Adviser's agreement with respect to a Portfolio must be approved at least annually by the Core Trust Board or by majority vote of the interestholders of a Portfolio, and in either case by a majority of the Core Trust Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The agreement is terminable with respect to each Portfolio without penalty by the Core Trust Board on 60 days' written notice when authorized either by vote of the Portfolio's interestholders or by a majority vote of the Core Trust Board, or by the Adviser on 90 days' written notice to Core Trust. The agreement terminates immediately upon assignment. Under the agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

                                   DISTRIBUTOR
SERVICES

FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust. FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

FEES

FFS does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

OTHER

FFS's agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN - INVESTOR SHARE AND SERVICE SHARE CLASSES

In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plans (collectively, the "Plans") for Investor Shares and Service Shares (each a "Class") of each Fund. The Plans provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of 0.25% for Investor Shares and 0.75% of Service Shares of the average daily net assets of each Class.

The Plans provide that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Shares for sale to the public.

The Plans provide that all written agreements relating to the Plans must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plans require the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plans and identifying the activities for which those expenditures were made.

The Plans provide that they will remain in effect for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plans further provide that they may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plans without shareholder approval and that other material amendments of the Plans must be approved by the Qualified Trustees. The Board may terminate the Plans at any time by a majority of the Qualified Trustees, or by the shareholders of a Fund's Investor or Service Class.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plans with respect to each Fund. This information is for the past three fiscal years.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR - THE TRUST

FAdS serves as administrator pursuant to an administration agreement with the Trust. FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each class of each Fund at an annual rate of 0.05% of the average daily net assets of each Fund, except for Service Shares which pays a fee of 0.10%.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.

ADMINISTRATOR - CORE TRUST

FAdS also manages all aspects of Core Trust's operations of the Portfolios. FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by a majority vote of interstholders and, in either case, by a majority of the

MONARCH FUNDS
--------------------------------------------------------------------------------

Trustees who are not interested persons of any party to the Core Administration Agreement. Under the Core Administration Agreement, FAdS performs services for each Portfolio similar to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust (or any of Core Trust's interestholders) for any action or inaction in the administration of Core Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of duties or by reason of FAdS' reckless disregard of its duties and obligations under the agreement. The Core Administration Agreement is terminable with respect to a Portfolio at any time, without penalty, by the Core Trust Board or FAdS on 60 days' written notice.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund. The table provides similar information for each Portfolio. This information is for the past three fiscal years.

FUND ACCOUNTANT - THE TRUST

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust. FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

FAcS is currently not paid a fee for services provided to the Funds. A fee may be charged in the future, subject to Board approval.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS' actions or omissions that are consistent with FAcS' contractual standard of care.

In calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10. FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

FUND ACCOUNTANT - CORE TRUST

FAcS performs similar services for each Portfolio pursuant to a portfolio and unitholder accounting agreement ("Core Accounting Agreement"). The Core Accounting Agreement must be approved annually by the Core Trust Board. The Core Accounting Agreement may be terminated with respect to a Portfolio without penalty by the Board or by FAcS on 60 days' written notice. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Under its agreement, FAcS prepares and maintains books and records of each Portfolio on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio (and each investor therein) and prepares periodic reports to interestholders of the Portfolios and the SEC. For services rendered to Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, FAcS receives a fee at an annual rate of the lesser of 0.05% of the average daily net assets of each Portfolio or $48,000. For services rendered to Government Portfolio, FAcS receives a fee of $48,000 per portfolio. Should a Portfolio have greater than five interestholders, FAcS will receive an annual fee of $6,000 per every five additional interestholders. In addition, FAcS is paid an additional $1,000 per month with respect to tax-free money market portfolios, Portfolios with more than 25% of their total assets invested in asset backed securities, Portfolios that have more than 100 security positions and Portfolios that have a monthly portfolio turnover rate of 10% or greater.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

Table 4 in Appendix C shows for the past three fiscal years the dollar amount payable by the Portfolios to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS.

TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust. FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, each Fund pays FSS an annual fee of $12,000 plus $6,000 for each additional class. FSS also receives a fee based on the average daily net assets of each class as follows: 0.05% for Preferred Shares and Universal Shares and 0.20% for each of Institutional Shares, Investor Shares and Service Shares. Certain shareholder account fees are also charged. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.

Table 5 in Appendix C shows for the past three fiscal years the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS.

SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement ("Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares and Service Shares of each Fund. Under the Shareholder Service Agreement, the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets of Institutional Shares, Investor Shares and Service Shares. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor and Service Shares.

The Shareholder Service Agreement shall shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Disinterested Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.


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Table 6 in Appendix C shows the dollar  amount of fees  payable by each class of each Fund to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each class.

CUSTODIAN

As custodian, pursuant to an agreement with Core Trust, Forum Trust, LLC ("Custodian") safeguards and controls each Portfolio's cash and securities, determines income and collects interest on Portfolio investments. The Custodian may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Portfolios. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.

SUBCUSTODIAN

Union Bank of California, N.A. serves as subcustodian of the Portfolios. The Subcustodian is located at 445 South Figueroa Street, 5th Floor, Los Angeles, CA 90071.

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Funds and the Portfolios. The auditor audits the annual financial statements of each Fund and Portfolio. The auditor also reviews the tax returns and certain regulatory filings of each Fund and Portfolio.

PORTFOLIO TRANSACTIONS

Each Fund invests substantially all of its assets in a corresponding Portfolio and not directly in portfolio securities. Therefore, the Funds do not engage in portfolio transactions.

Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. Core Trust does not anticipate that the Portfolios will pay brokerage commissions, however, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Portfolios' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

No Portfolio paid brokerage commissions during fiscal years ended August 31, 1998, 1999 and 2000.


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OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

SECURITIES OF REGULAR BROKER-DEALERS

Table 7 of Appendix C details a Portfolio's investments in securities of dealers (or their parent companies) with whom it conducted portfolio transactions as of August 31, 2000.

PURCHASE AND REDEMPTION INFORMATION

                               GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all Funds or classes may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's or class' availability.

                         ADDITIONAL PURCHASE INFORMATION

The distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.


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Each Fund may be a  suitable  investment  vehicle  for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at 1-800-754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect on the date of this SAI and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gift to Minors Act ("UFMA") or Uniform Transfer to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.


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                        ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.




SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities However, if the Core Trust Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.


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TAXATION

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

The tax year-end of each Fund is August 31 (the same as the Funds' fiscal year end).

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.


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                               FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or


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lower applicable treaty rate) upon the gross amount of the distribution.
The foreign shareholder generally will be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on July 10, 1992 and is registered as an open-end, management investment company under the 1940 Act. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consisted of Treasury Cash Fund, Government Cash Fund and Cash Fund. Each Fund offers shares of beneficial interest in an Institutional, Investor, Preferred, Service and Universal Share class of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.

The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Portfolios' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios.

The Trust and each Fund will continue indefinitely until terminated.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

                                 FUND OWNERSHIP

As of May 31, 2001, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed in Table 8 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of May 31, 2001, the following persons beneficially or of record owned 25% or more of the shares of a Fund or Class and may be deemed to control the Fund or the class.

CONTROLLING PERSON INFORMATION

TREASURY CASH FUND                 NAME AND ADDRESS                        SHARES           % OF CLASS        % OF FUND
Universal Shares                   Imperial Securities Corp.                101,543.190            100.00              0.03
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
Institutional Shares               Union Bank of California              54,253,692.780             66.36             17.70
                                   (recordholder)
                                   P.O. Box 85602
                                   San Diego, CA 92186
Investor Shares                    Imperial Bank (recordholder)         185,942,611.280             85.01             60.68
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
Service Shares                     Imperial Bank (recordholder)           5,860,405.070            100.00              1.91
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
GOVERNMENT CASH FUND
Investor Shares                    Imperial Bank (recordholder)          66,368,884.730             99.59             15.23
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
Service Shares                     Imperial Bank (recordholder)          11,172,538.500            100.00              2.56
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
CASH FUND
Universal Shares                   Imperial Securities Corp.             12,927,865.040             34.88              0.79
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
Investor Shares                    Imperial Bank (recordholder)         866,700,250.210             99.87             53.26
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301
Service Shares                     Imperial Bank (recordholder)          25,635,012.160             99.79              1.58
                                   9920 S. La Cienega Blvd.
                                   Inglewood, CA 90301

MONARCH FUNDS
--------------------------------------------------------------------------------

              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's internet website at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS

The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 2000, which are included in the Funds' Annual Report to Shareholders, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.


28
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                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

                                 CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

MONARCH FUNDS
--------------------------------------------------------------------------------

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o   Leading market positions in well-established industries.

                o   High rates of return on funds employed.

                o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated Not Prime  do not fall  within  any of the  Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

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APPENDIX B - PERFORMANCE DATA

For the period ended August 31, 2000, the annualized yields of each Class of the Funds that were then operating were as follows:

                                        7 DAY          7 DAY EFFECTIVE YIELD          30 DAY          30 DAY EFFECTIVE YIELD
                                        YIELD                                          YIELD
TREASURY CASH FUND
     Universal                          6.43%                  6.63%                   6.37%                   6.56%
     Institutional Shares               6.06%                  6.25%                   6.04%                   6.21%
     Investor Shares                    5.69%                  5.85%                   5.66%                   5.81%
GOVERNMENT CASH FUND
     Universal Shares                   6.44%                  6.65%                   6.43%                   6.63%
     Institutional Shares               6.07%                  6.26%                   6.07%                   6.24%
     Investor                           5.80%                  5.97%                   5.80%                   5.95%
CASH FUND
     Universal Shares                   6.52%                  6.73%                   6.50%                   6.70%
     Institutional Shares               6.16%                  6.35%                   6.13%                   6.31%
     Investor Shares                    5.91%                  6.08%                   5.88%                   6.05%

For the period ended August 31, 2000, the total return of each Class of the Funds that were then operating were as follows:

                                                  CALENDAR                                                 SINCE
                               ONE     THREE      YEAR TO        ONE        THREE       FIVE             INCEPTION
                              MONTH    MONTHS       DATE        YEAR        YEARS*      YEARS*     CUMULATIVE    ANNUALIZED
TREASURY CASH FUND
     Universal Shares         0.54%     1.60%       3.99%        N/A          N/A          N/A        4.02%          N/A
     Institutional Shares     0.51%     1.53%       3.80%       5.47%        5.03%        5.04%       39.36%        4.76%
     Investor Shares          0.48%     1.43%       3.54%       5.06%        4.63%         N/A        24.59%        4.63%
GOVERNMENT CASH FUND
     Universal Shares         0.55%     1.62%       4.09%       5.94%        5.52%        5.53%       47.36%        5.07%
     Institutional Shares     0.52%     1.53%       3.83%       5.54%        5.12%        5.12%       40.44%        4.88%
     Investor Shares          0.49%     1.46%       3.65%        N/A          N/A          N/A        3.68%          N/A
CASH FUND
     Universal Shares         0.55%     1.64%       4.13%       6.04%        5.59%        5.55%       47.26%        5.12%
     Institutional Shares     0.52%     1.55%       3.88%       5.65%        5.19%        5.17%       40.88%        4.92%
     Investor Shares          0.50%     1.48%       3.70%       5.38%        4.92%        4.90%       28.48%        4.93%
* Annualized return.

Inception dates are listed in the Funds' annual report.


B-1
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                                                                   MONARCH FUNDS
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APPENDIX C - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

Prior to January 1, 1998, the Portfolios paid advisory fees to Linden Asset Management, Inc., the Portfolios' prior investment adviser. The fees payable by the Portfolios under the Investment Advisory Agreement were:

                                            TREASURY CASH                GOVERNMENT CASH                   CASH
                                              PORTFOLIO                     PORTFOLIO                    PORTFOLIO
Year ended August 31, 2000                    $140,443                      $288,058                     $565,516
Year ended August 31, 1999                    $105,930                      $303,532                     $266,660
Year ended August 31, 1998                     $44,687                      $167,904                     $122,199

TABLE 2 - DISTRIBUTION FEES*

The fees payable by the Funds under the Distribution Agreement were:

                                            CONTRACTUAL                         FEE                        FEE
                                                FEE                            WAIVED                      PAID
YEAR ENDED AUGUST 31, 2000
   Treasury Cash Fund                         $651,655                            $0                     $651,655
   Government Cash Fund                        $27,030                            $0                      $27,030
   Cash Fund                                $1,537,581                            $0                   $1,537,581
YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund                         $326,815                            $0                     $326,815
   Government Cash Fund                            n/a                           n/a                          n/a
   Cash Fund                                  $599,096                            $0                     $599,096
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund                         $114,707                          $126                     $114,581
   Government Cash Fund                            n/a                           n/a                          n/a
   Cash Fund                                  $350,059                            $0                     $350,059
*    Fee  information  for Preferred  Shares and Service  Shares is not provided because  these  classes had not  commenced  operations  prior to the Funds'
     August 31, 2000 fiscal year end.

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement were:

                                            CONTRACTUAL                      FEE                           FEE
                                                FEE                         WAIVED                         PAID
YEAR ENDED AUGUST 31, 2000
   Treasury Cash Fund                         $154,605                       $2,907                      $151,698
   Government Cash Fund                       $400,243                           $0                      $400,243
   Cash Fund                                  $810,821                           $0                      $810,871
YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund                         $100,224                           $0                      $100,224
   Government Cash Fund                       $414,926                      $45,529                      $369,397
  Cash Fund                                   $349,221                      $12,269                      $336,952
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund                          $50,255                      $30,532                       $19,723
   Government Cash Fund                       $312,844                     $107,575                      $205,269
   Cash Fund                                  $203,477                      $25,795                      $177,682

MONARCH FUNDS
--------------------------------------------------------------------------------

The fees payable by the Portfolios under the Core Administrative Agreement were:

                                              CONTRACTUAL                      FEE                          FEE
                                                  FEE                        WAIVED                         PAID
YEAR ENDED AUGUST 31, 2000
   Treasury Cash Portfolio                     $212,726                        $0                         $212,726
   Government Cash Portfolio                   $436,043                        $0                         $436,043
   Cash Portfolio                              $857,926                        $0                         $857,926
YEAR ENDED AUGUST 31, 1999
   Treasury Cash Portfolio                     $153,011                        $0                         $153,011
   Government Cash Portfolio                   $438,060                        $0                         $438,060
   Cash Portfolio                              $385,799                        $0                         $385,799
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Portfolio                      $74,964                   $29,678                          $45,286
   Government Cash Portfolio                   $317,754                        $0                         $317,754
   Cash Portfolio                              $212,800                        $0                         $212,800

TABLE 4 - FUND ACCOUNTING FEES - CORE TRUST

The fees payable by the Portfolios under the Core Accounting Agreement were:

                                               CONTRACTUAL                       FEE                          FEE
                                                   FEE                         WAIVED                         PAID
YEAR ENDED AUGUST 31, 2000
   Treasury Cash Portfolio                        $49,500                        $0                          $49,500
   Government Cash Portfolio                      $49,500                        $0                          $49,500
   Cash Portfolio                                 $49,500                        $0                          $49,500
YEAR ENDED AUGUST 31, 1999
   Treasury Cash Portfolio                        $49,500                        $0                          $49,500
   Government Cash Portfolio                      $49,500                        $0                          $49,500
   Cash Portfolio                                 $49,500                        $0                          $49,500
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Portfolio                        $48,000                        $0                          $48,000
   Government Cash Portfolio                      $48,000                        $0                          $48,000
   Cash Portfolio                                 $48,000                        $0                          $48,000

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 5 - TRANSFER AGENT FEES*

The fees payable by the Funds under the Transfer Agency Agreement were:

                                              CONTRACTUAL                      FEE                          FEE
                                                  FEE                        WAIVED                        PAID
YEAR ENDED AUGUST 31, 2000
   TREASURY CASH FUND
       Universal Shares                             $8,514                     $7,148                         $1,366
       Institutional Shares                        $94,681                         $0                        $94,681
       Investor Shares                            $537,569                         $0                       $537,569
   GOVERNMENT CASH FUND
       Universal Shares                           $148,735                    $85,484                        $63,251
       Institutional Shares                     $1,111,098                         $0                     $1,111,098
       Investor Shares                             $27,109                         $0                        $27,109
   CASH FUND
       Universal Shares                            $47,620                    $25,231                        $22,389
       Institutional Shares                     $1,882,030                         $0                     $1,882,030
       Investor Shares                          $1,244,656                         $0                     $3,174,305
YEAR ENDED AUGUST 31, 1999
   TREASURY CASH FUND
       Institutional Shares                       $149,403                         $0                       $149,403
       Investor Shares                            $273,259                         $0                       $273,259
   GOVERNMENT CASH FUND
       Universal Shares                           $187,820                   $148,197                        $39,623
       Institutional Shares                     $1,084,918                         $0                     $1,084,918
   CASH FUND
       Universal Shares                            $40,499                    $12,269                        $28,230
       Institutional Shares                       $803,870                         $0                       $803,870
       Investor Shares                            $488,963                         $0                       $488,963
YEAR ENDED AUGUST 31, 1998
   TREASURY CASH FUND
       Institutional Shares                       $119,247                    $32,971                        $86,276
       Investor Shares                            $101,975                       $101                       $101,874
   GOVERNMENT CASH FUND
       Universal Shares                           $144,599                    $61,758                        $82,841
       Institutional Shares                       $815,003                         $0                       $815,003
   CASH FUND
       Universal Shares                            $34,429                    $31,621                         $2,808
       Institutional Shares                       $441,229                         $0                       $441,229
       Investor Shares                            $289,208                         $0                       $289,208
*    Fee  information  for Preferred  Shares and Service  Shares is not provided because  these  classes had not  commenced  operations  prior to the Funds'
     August 31, 2000 fiscal year end.

TABLE 6 - SHAREHOLDER SERVICE FEES

The fees payable by the Funds under the Shareholder Services Agreement were:

INSTITUTIONAL SHARES

                                              CONTRACTUAL                       FEE                           FEE
                                                  FEE                          WAIVED                        PAID
YEAR ENDED AUGUST 31, 2000
   Treasury Cash Fund                              $85,467                      $69,880                       $15,587
   Government Cash Fund                         $1,092,034                      $29,151                    $1,062,839
   Cash Fund                                    $1,860,497                      $41,949                    $1,818,548
YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund                             $139,443                     $118,445                       $20,998
   Government Cash Fund                         $1,066,916                      $73,895                      $993,021
   Cash Fund                                      $791,359                     $114,258                      $677,101
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund                              $99,026                      $50,048                       $48,978
   Government Cash Fund                           $726,580                      $48,347                      $678,233
   Cash Fund                                      $396,602                      $78,293                      $318,309

INVESTOR SHARES

                                               CONTRACTUAL                       FEE                          FEE
                                                   FEE                         WAIVED                         PAID
YEAR ENDED AUGUST 31, 2000
   Treasury Cash Fund                              $521,324                      $24,074                      $497,250
   Government Cash Fund                            $21,624                       $13,504                       $8,120
   Cash Fund                                     $1,230,065                      $99,907                    $1,130,158
YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund                              $261,452                      $75,916                      $185,536
   Cash Fund                                       $479,276                      $32,940                      $446,336
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund                               $83,999                      $26,709                       $57,290
   Cash Fund                                       $256,286                      $43,447                      $212,839

SERVICE SHARES

Fee information for Service Share class is not provided because the class had not commenced operations prior to the Funds' August 31, 2000 fiscal year end.


TABLE 7 - SECURITIES OF REGULAR BROKER-DEALERS

CASH PORTFOLIO                                                          VALUE
Bank of America                                                      $95,000,000
Bear Stearns                                                         $75,000,000

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 8 - 5% SHAREHOLDERS

As of May 31, 2001, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of Shares of the Trust. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                 NAME AND ADDRESS                                   SHARES       % OF CLASS       % OF FUND
TREASURY CASH FUND
Universal Shares                 Imperial Securities Corp.                      101543.190           100.00            0.03
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
Institutional Shares             Union Bank of California                   54,253,692.780            66.36           17.70
                                 (recordholder)
                                 P.O. Box 85602
                                 San Diego, CA 92186
                                 Physicians Interindemnity Trust             5,444,730.510             6.66            1.78
                                 2029 Century Park East
                                 Third Floor
                                 Los Angeles, CA 90067
                                 Network Robots, Inc.                        5,080,730.220             6.21            1.66
                                 4695 Chabot Drive
                                 Pleasanton, CA 94588
                                 Seneca Networks                             4,501,824.400             5.51            1.47
                                 30 West Gude Drive
                                 Rockville, MD 20850
Investor Shares                  Imperial Bank (recordholder)              185,942,611.280            85.01           60.68
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
Service Shares                   Imperial Bank (recordholder)                5,860,405.070           100.00            1.91
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
GOVERNMENT CASH FUND
Universal Shares                 Lifebank                                  34,5000,000.000            21.75           79.19
                                 10540 Magnolia Drive
                                 Riverside, CA 92505
                                 Los Angeles Lakers                         28,722,548.350            18.11            6.59
                                 555 N Nash Street
                                 El Segundo, CA 90245
                                 PFF Bank & Trust                           24,000,000.000            15.13            5.51
                                 399 N Garey Avenue
                                 Pomona, CA 91767
                                 County of Alameda                          19,000,000.000            11.98            4.36
                                 1221 Oak Street
                                 Oakland, CA 94612
                                 Redstone FCU                               13,368,738.190             8.43            3.07
                                 220 Wynn Drive
                                 Huntsville, AL 35893
                                 PLM International Inc.                      8,157,083.000             5.14            1.87
                                 One Market Street Tower #800
                                 San Francisco, CA 94105

                                 NAME AND ADDRESS                                   SHARES       % OF CLASS       % OF FUND
GOVERNMENT CASH FUND
Institutional Shares             Union Bank of California                   39,360,034.030            19.76            9.03
                                 (recordholder)
                                 P.O. Box 85602
                                 San Diego, CA 92186-5602
                                 RPM Investments                            27,000,000.000            13.55            6.20
                                 1545 Wilshire Blvd - Suite 600
                                 Los Angeles, CA 90017
                                 Microsemi Corporation                      11,869,762.430             5.96            2.72
                                 2381 Morse Avenue
                                 Irvine, CA 92614
Investor Shares                  Imperial Bank (recordholder)               66,368,884.730            99.59           15.23
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
Service Shares                   Imperial Bank (recordholder)               11,172,538.500           100.00            2.56
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
CASH FUND
Universal Shares                 Imperial Securities Corp.                  12,927,865.040            34.88            0.79
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
                                 Coastcast Corporation                       8,259,507.820            22.28            0.51
                                 3025 East Victoria Street
                                 Rancho Dominguez, CA 90221
                                 Napster, Inc.                               5,035,607.770            13.59            0.31
                                 1475 Veterans Blvd.
                                 Redwood City, CA 94063
                                 Imperial Asset Management                   3,183,760.720             8.59            0.20
                                 (recordholder)
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
                                 IAMI Greenstreet Films, LLC                 2,780,224.620             7.50            0.17
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
                                 IAMI Critical Arc Technologies, Inc.        2,568,578.680             6.93            0.16
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301
Institutional Shares             Union Bank of California                   81,221,730.960            11.66            4.99
                                 (recordholder)
                                 P.O. Box 58602
                                 San Diego, CA 92186-5602
                                 Acacia Research Corporation                38,505,103.580             5.53            2.37
                                 555 Lake Avenue
                                 Pasadena, CA 91101
Investor Shares                  Imperial Bank (recordholder)              866,700,250.210            99.87           53.26
                                 9920 S La Cienega Blvd
                                 Inglewood, CA 90301
Service Shares                   Imperial Bank (recordholder)               25,635,012.160            99.79            1.58
                                 9920 S. La Cienega Blvd.
                                 Inglewood, CA 90301

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated July 10, 1992 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(b) By-Laws of Registrant dated July 10, 1992, as amended May 12, 1995 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(c)      None.

(d)      None.

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of January 1, 1999, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 17 via EDGAR on November 30, 1998, accession number 0001004402-98-000616).

(f)      None.

(g)(1) Custodian Agreement between Registrant and Union Bank of California, N.A., dated May 7, 1999 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 20 via EDGAR on December 30, 1999, accession number 0001004402-99-000485).

   (2) Custodial Services Agreement between Registrant and Forum Trust, LLC dated as of July 1, 2000 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).

   (3) Subcustodian Agreement between Union Bank of California, N.A. and Forum Trust, LLC dated as of the 1st day of July 2000 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of December 1, 1997, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

   (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of October 29, 1998, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 17 via EDGAR on November 30, 1998, accession number 0001004402-98-000616).

   (3) Shareholder Service Agreement between Registrant and Forum Administrative Services, LLC, as amended September 1, 2000, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).

   (4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of December 1, 1997, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 20 via EDGAR on December 30, 1999, accession number 0001004402-99-000485).


(j)      Consent of Independent Auditors (Exhibit filed herewith).


(k)      None.

(l) Investment Representation letter (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).


                                    Part C-1

(m)(1) Investor Class Distribution Plan dated July 12, 1993 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

   (2) Service Class Distribution Plan dated as of July 1, 2000 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).

(n)(1) Multiclass (Rule 18f-3) Plan dated May 12, 1995, as amended July 1, 2000 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on August 31, 2000, accession number 0001004402-00-000307).


   (2) Multiclass (Rule 18f-3) Plan dated May 12, 1995, as amended July 1, 2000 and June 27, 2001 (Exhibit filed herewith).


(p) Not required because the securities being registered are money market funds.

Other Exhibits:

(1) Powers of Attorney, Maurice J. DeWald, Jack J. Singer, John Y. Keffer, Christine M. McCarthy, Robert M. Franko and Rudolph I. Estrada, Trustees of Registrant (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 22 via EDGAR on June 30, 2000, accession number 0001004402-00-000234).

(2) Powers of Attorney, John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Due to the ownership interest of Cash Fund, Government Cash Fund and Treasury Cash Fund of Cash Portfolio, Government Cash Portfolio and Treasury Cash Portfolio of Core Trust (Delaware), the Funds may be deemed to control those portfolios.

ITEM 25.  INDEMNIFICATION

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
         10.02 of the Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         The Registrant's Distribution Agreement provides that the Registrant's principal underwriter is protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement. The Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under Section 8 of the Distribution Agreement between the Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to the Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under Section 8 of the Distribution
         Agreement.   The  Registrant's   transfer  agent  and  certain  related
         individuals are also provided with indemnification against various liabilities and expenses under Section 10 of the Transfer Agency Agreement between the Registrant and the transfer agent; provided, however, that in no event shall the transfer agent or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of Section 8 of the Distribution Agreement, Section 3 of the Administration Agreement, Section 10 of the Transfer Agency Agreement and Section 3 of the Fund Accounting Agreement of the Registrant filed as Exhibits 6, 9(a), 9(b) and 9(d), respectively, to Registrant's Registration Statement and incorporated herein by reference.


                                    Part C-2

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of Forum Investment Advisors, LLC (investment adviser to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio of Core Trust (Delaware)) under the caption "Management" in the Prospectus and Statement of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The  following  is the member of Forum  Investment  Advisors,  LLC, Two
         Portland  Square,   Portland,   Maine  04101,  including  its  business
         connections, which are of a substantial nature.

         Forum Trust, LLC

         Forum Trust, LLC is controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is a Director and President of Forum Trust, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections, which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ...................................
         Charles F. Johnson                   Director                            Forum Investment Advisors, LLC
         .................................... ................................... ...................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Assistant Secretary                 Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                              ................................... ...................................
                                              Treasurer                           Forum Financial Group, LLC
                                              ................................... ...................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ...................................
         Ben Niles                            Vice President                      Forum Investment Advisors, LLC
         .................................... ................................... ...................................
         Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,   Registrant's   underwriter   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

        Century Capital Management Trust                 Millennium Funds, Inc.
        Century Shares Trust                             Monarch Funds
        The Cutler Trust                                 NBP TrueCrossing Funds
        Forum Funds                                      Sound Shore Fund, Inc.
        Memorial Funds


                                    Part C-3

(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter             Position with Registrant
         .............................. ..................................... ....................................
         John Y. Keffer                              President                        Chairman, President
         .............................. ..................................... ....................................
         David I Goldstein                           Secretary                          Vice President
         .............................. ..................................... ....................................
         Ronald H. Hirsch                            Treasurer                             Treasurer

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         None.


                                    Part C-4

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on June 27, 2001.


                                  MONARCH FUNDS


                                        By:    /S/ JOHN Y. KEFFER
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on June 27, 2001


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch, Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Trustee

         Rudolph I. Estrada, Trustee
         Maurice J. DeWald, Trustee
         Christine M. McCarthy, Trustee
         Robert M. Franko, Trustee
         Jack J. Singer, Trustee

         By:/S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney filed as an Exhibit to this Registration Statement.

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on June 27, 2001.


                                  CORE TRUST (DELAWARE)


                                         By:    /S/ JOHN Y. KEFFER
                                            ------------------------------------
                                                  John Y. Keffer, President


On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on June 27, 2001.


(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch, Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                INDEX TO EXHIBITS


(j)    Consent of Independent Auditors.

(n)(2) Multiclass (Rule 18f-3) Plan dated May 12, 1995, as amended July 1, 2000 and June 27, 2001.